Goldman Sachs Access Investment Grade Corporate Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goldman Sachs Access Investment Grade Corporate Bond ETF | Goldman Sachs Access Investment Grade Corporate Bond ETF
Prospectus [Line Items]
Annual Return [Percent]	1.79%	8.65%	(15.78%)	(1.57%)	10.00%	14.90%	(2.84%)